Real Estate Properties Under Development, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Building at cost	$ 7,199	$ 7,006
Less: accumulated depreciation	(3,464)	(3,420)
Long lived assets	41,514	38,884
Real Estate Properties under Development
Property, Plant and Equipment [Line Items]
Building at cost	58,109	62,025
Less: accumulated depreciation	(40,814)	(42,182)
Property plant and equipment excluding construction in progress, Total	17,295	19,843
Construction in progress	9,773	3,893
Land use right	10,711	11,562
Long lived assets	$ 37,779	$ 35,298